FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total assets	$ 982	$ 1,496
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	899	1,468
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	52	1
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	31	27
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Total assets	141
Guarantee Deposits [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	141
Guarantee Deposits [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Guarantee Deposits [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	308	692
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	308	692
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	47	110
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	47	110
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	8	11
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	8	11
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total assets	390	618
Mutual Funds [Member] | Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	390	618
Mutual Funds [Member] | Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	36	64
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	5	37
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	31	27
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total assets	52	1
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	52	1
Derivative Financial Instruments [Member] | Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets